SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Deutsche Alternative Asset Allocation Fund

Deutsche California Tax-Free Income Fund

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche Core Fixed Income Fund

Deutsche Core Plus Income Fund

Deutsche CROCI® Equity Dividend Fund

Deutsche CROCI® International Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche CROCI® U.S. Fund

Deutsche Diversified Market Neutral Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Frontier Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund

Deutsche Floating Rate Fund

Deutsche Global Equity Fund

Deutsche Global Growth Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Inflation Fund

Deutsche Global Infrastructure Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Gold & Precious Metals Fund

Deutsche Health and Wellness Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Large Cap Value Fund

Deutsche Latin America Equity Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Growth Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Estate Securities Fund

Deutsche Real Estate Securities Income Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Select Alternative Allocation Fund

Deutsche Short Duration Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Small Cap Value Fund

Deutsche Strategic Equity Long/Short Fund

Deutsche Strategic Government Securities Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche U.S. Bond Index Fund

Deutsche Ultra-Short Duration Fund

Deutsche Unconstrained Income Fund

Deutsche World Dividend Fund

Effective April 1, 2016, the following information replaces similar disclosure contained under the “POLICIES ABOUT TRANSACTIONS" section of each fund’s prospectus.

When you sell shares that have a CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, we use the first day of the month in which you bought shares to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into that were originally purchased prior to April 1, 2016, a CDSC may be imposed based on the CDSC schedule of the fund you exchanged into,which may differ from the schedule for the fund you exchanged out of; your shares will retain their original cost and purchase date. Shares of the fund acquired in an exchange from shares of another fund purchased on or after April 1, 2016 that were subject to a CDSC at the time of the exchange will continue to be subject to the CDSC schedule of the shares of the fund you originally purchased.

Effective April 1, 2016, the following information replaces the similar disclosure contained in the “Exchanges” subsection under the “Redemptions" subheading of the “PURCHASES AND REDEMPTIONS OF SHARES” section of Part II of each fund’s Statement of Additional Information.

General. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Deutsche funds without imposition of a sales charge, subject to the provisions below. When you sell shares of the fund that you exchanged into that were originally purchased prior to April 1, 2016, a CDSC may be imposed based on the CDSC schedule of the fund you exchanged into, which may differ from the schedule for the fund you exchanged out of; your shares will retain their original cost and purchase date. Shares of the fund acquired in an exchange from shares of another fund purchased on or after April 1, 2016 that were subject to a CDSC at the time of the exchange will continue to be subject to the CDSC schedule of the shares of the fund you originally purchased.

Shareholders who exchange their shares out of a Deutsche money market fund into Class A shares of certain other Deutsche funds will generally be subject to the applicable sales charge (not including shares acquired by dividend reinvestment or shares that have previously paid a sales charge).

Certain Deutsche funds may not be available to shareholders on an exchange. To learn more about which Deutsche funds may be available on exchange, please contact your financial services firm or visit our Web site at: deutschefunds.com (the Web site does not form a part of this Statement of Additional Information) or call Deutsche Asset Management (see telephone number on front cover).

Shareholders must obtain the prospectus of the Deutsche fund they are exchanging into from dealers, other firms or DeAWM Distributors, Inc.

Please Retain This Supplement for Future Reference

April 1, 2016

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